Income Taxes - Schedule of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax	$ 2,289	$ 4,008	$ 193,246
Deferred income tax	26,642	(70,346)	0
Total income tax expense	$ 28,931	$ (66,338)	$ 193,246